Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Current Assets:
Cash and cash equivalents	$ 37.2	$ 41.7
Restricted cash	40.6	41.1
Accounts receivable (net of allowances of $26.9 and $30.1)	1,075.6	1,109.6
Inventories	861.9	849.8
Other current assets	174.5	186.7
Total current assets	2,189.8	2,228.9
Property, plant and equipment at cost:
Land and buildings	1,207.7	1,135.1
Machinery and equipment	6,121.7	5,691.1
Transportation equipment	13.6	12.8
Leasehold improvements	20.0	6.9
Property, plant and equipment, at cost	7,363.0	6,845.9
Less accumulated depreciation and amortization	(1,751.6)	(1,318.7)
Net property, plant and equipment	5,611.4	5,527.2
Goodwill	1,865.3	1,839.4
Intangibles, net	795.1	799.4
Other assets	225.5	171.1
Assets	10,687.1	10,566.0
Current liabilities:
Current portion of debt	261.3	143.3
Accounts payable	708.9	780.7
Accrued compensation and benefits	211.4	220.0
Other current liabilities	226.7	174.3
Total current liabilities	1,408.3	1,318.3
Long-term debt due after one year	3,151.2	3,302.5
Pension liabilities, net of current portion	1,493.1	1,431.0
Postretirement benefit liabilities, net of current portion	154.2	155.2
Deferred income taxes	888.8	827.1
Other long-term liabilities	173.9	153.3
Commitments and contingencies (Note 11 and 17)
Redeemable noncontrolling interests	11.4	6.3
Equity:
Preferred stock, $0.01 par value; 50,000,000 shares authorized; no shares outstanding	0	0
Class A common stock, $0.01 par value; 175,000,000 shares authorized; 70,884,002 and 70,467,904 shares outstanding at September 30, 2012 and September 30, 2011, respectively	0.7	0.7
Capital in excess of par value	2,810.8	2,762.7
Retained earnings	1,094.7	907.4
Accumulated other comprehensive loss	(500.5)	(299.2)
Total Rock-Tenn Company shareholders’ equity	3,405.7	3,371.6
Noncontrolling interests	0.5	0.7
Total equity	3,406.2	3,372.3
Liabilities and Equity	$ 10,687.1	$ 10,566.0